Supplement dated April 21, 2003
                                 To Prospectuses
   Flexible Payment Deferred Combination Fixed and Variable Annuity Contracts
                                       and
 Modified Single Payment Combination Fixed and Variable Life Insurance Contract
                                    Issued by
                      The Sage Variable Annuity Account A,
                        The Sage Variable Life Account A,
                    Sage Life Assurance of America, Inc., and
                           Sage Life Investment Trust


         This Supplement should be attached to your prospectus.

                              Substitution of Funds

As described in a previous Supplement dated December 26, 2002, Sage Life Assurance of America, Inc. ("Sage Life" or the "Company") is currently seeking an order from the Securities and Exchange Commission approving the substitution of shares held by The Sage Variable Annuity Account A and The Sage Variable Life Account A in the funds of Sage Life Investment Trust ("SLI Trust") with shares of other funds ("Substituting Funds"). The substitution is anticipated to take place in mid-May, 2003. There has been one change to the proposed substitution since the previous Supplement. Shares of the Sage S&P 500(R) Equity Index Fund will be replaced with shares of AIM V.I. Premier Equity Fund (Series I), not Series II.

For the year ended December 31, 2002, the total net expense ratio of the AIM V.I. Premier Equity Fund (Series I) was .30% higher than the total net expense ratio of the S&P 500(R) Equity Index Fund. To make up for this expense differential that exists between the S&P 500(R) Equity Index Fund and the AIM Premier Equity Fund, Sage Life will contribute monies to the accounts of Contract Owners who are invested in the S&P 500(R) Equity Index Fund on the date of substitution. The amounts to be contributed will be calculated in a manner which is intended to offset the .30% expense differential for a one-year period beginning on the date of substitution.

Since the SLI Trust's inception, Sage Advisors, Inc. has voluntarily reimbursed certain operating expenses of each Portfolio of SLI Trust. Effective May 1, 2003, Sage Advisors has determined that it will no longer reimburse expenses of the SLI Trust. This will result in higher expenses for Contract Owners who have monies invested in the Portfolios of SLI Trust. As of May 2, 2003, shares of the Portfolios of SLI Trust will no longer be available for sale. Transfers into or between the Portfolios of SLI Trust will no longer be allowed as of that date. In addition, existing dollar cost averaging programs which provide for purchases of shares of the Portfolios of the SLI Trust will be changed as of May 2. Dollar cost averaging programs purchasing shares of the Sage Money Market Fund will thereafter purchase shares of AIM V.I. Money Market Fund; programs purchasing shares of the Sage S&P 500(R) Equity Index Fund will thereafter purchase shares of AIM V.I. Premier Equity Fund, Series I; programs purchasing shares of the Sage Nasdaq-100 Index Fund and the Sage/Eagle All-Cap Fund will thereafter purchase shares of Oppenheimer Capital Appreciation Fund (Non-service Class). If, instead, you wish to discontinue dollar cost averaging and transfer your Account Value to another investment option, we will not assess a market value adjustment and will not charge this transfer against the annual transfer charge. If you are invested in the Portfolios of the SLI Trust you will, of course, still be allowed to transfer your monies into or among the other Funds available under your Contract.

Certain Contracts (Choice, Select, Freedom and Plus with the "Foundation" series of investment options) currently offer Series II Shares of AIM V.I. Premier Equity Fund as an investment option. Series II Shares of AIM V.I. Premier Equity Fund will be closed to new investments and transfers at a future date. We will give you notice of this closing. Series I Shares of this Fund will be available under all Contracts as of May 2, 2003. Series I is the same as Series II except that its expenses are lower by 0.25% because this Series does not assess a Rule 12b-1 fee. Beginning on May 5, 2003, you may transfer any Account Value you have in Series II to Series I at no charge, and the transfer will not count toward the maximum transfer charge. We will not make such transfers without your request or direction to do so.

                                    Fee Table

                           Sage Life Investment Trust


---------------- ----------------------- ---------------------------------- ---------------- ----------------
Portfolio        Management Fee          Distribution and Service Fee       Other Expenses   Total Expenses
                                         (12b-1)
---------------- ----------------------- ---------------------------------- ---------------- ----------------
---------------- ----------------------- ---------------------------------- ---------------- ----------------

---------------- ----------------------- ---------------------------------- ---------------- ----------------
---------------- ----------------------- ---------------------------------- ---------------- ----------------
S&P 500(R)       .55%                    0%                                 .68%             1.23%
Equity Index
Fund
---------------- ----------------------- ---------------------------------- ---------------- ----------------
---------------- ----------------------- ---------------------------------- ---------------- ----------------

---------------- ----------------------- ---------------------------------- ---------------- ----------------
---------------- ----------------------- ---------------------------------- ---------------- ----------------
Nasdaq-100       .85%                    0%                                 .68%             1.53%
Index(R)Fund
---------------- ----------------------- ---------------------------------- ---------------- ----------------
---------------- ----------------------- ---------------------------------- ---------------- ----------------

---------------- ----------------------- ---------------------------------- ---------------- ----------------
---------------- ----------------------- ---------------------------------- ---------------- ----------------
All-Cap Growth   1.10%                   0%                                 .67%             1.77%
Fund
---------------- ----------------------- ---------------------------------- ---------------- ----------------
---------------- ----------------------- ---------------------------------- ---------------- ----------------

---------------- ----------------------- ---------------------------------- ---------------- ----------------
---------------- ----------------------- ---------------------------------- ---------------- ----------------
Money Market     .65%                    N/A                                .38%             1.03%
Fund
---------------- ----------------------- ---------------------------------- ---------------- ----------------

Since the inception of the SLI Trust, certain expenses of the Portfolios have been reimbursed under an expense limitation agreement. This agreement will be discontinued on May 1, 2003. The expenses shown above for the year ended December 31, 2002, have been restated to reflect the discontinuance of the expense limitation agreement.


                                Fee Table Example

The fee table Examples below reflect the discontinuance of the expense limitation agreement. The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                     Asset I

                                                                                If you do not
                                                                                surrender your
                                     If you surrender                           Contract or if you start to
                                  your Contract at the                          take Income Payments
                                 end of each time period                        from your Contract

                           1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.           1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.

S&P 500(R)Equity            $1,034   $1,617   $2,123  $3,498            $334     $1,017   $1,723  $3,498
Index Fund

Nasdaq-100                   1,065    1,708   2,271    3,780             365      1,108   1,871    3,780
Index(R)Fund

All-Cap                      1,089    1,781   2,389    4,000             389      1,181   1,989    4,000
Growth Fund

Money Market                 1,013    1,556   2,023    3,305             313      956     1,623    3,305
Fund


                                    Asset II

                           Regardless of whether you surrender your Contract at the end of each time period or if you start to take Income Payments

                               1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.

S&P 500(R)Equity               $334     $1,017   $1,723  $3,498
Index Fund

Nasdaq-100                      365      1,108   1,871    3,780
Index(R)Fund

All-Cap                         389      1,181   1,989    4,000
Growth Fund

Money Market                    313        956   1,623    3,305
Fund


                                     Choice

                                                                                If you do not
                                                                                surrender your
                                     If you surrender                           Contract or if you start to
                                  your Contract at the                          take Income Payments
                                 end of each time period                        from your Contract


                             1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.          1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.

S&P 500(R)Equity            $1,110   $1,842   $2,488  $4,230            $  410  $1,242   $2,088  $4,230
Index Fund

Nasdaq-100                   1,141    1,931   2,631    4,488               441   1,331   2,231    4,488
Index(R)Fund

All-Cap                      1,166    2,002   2,744    4,689               466    1,402   2,344    4,689
Growth Fund

Money Market                 1,090    1,782   2,392    4,054               390    1,182   1,992    4,054
Fund



                                     Select
                                                                                If you do not
                                                                                surrender your
                                     If you surrender                           Contract or if you start to
                                  your Contract at the                          take Income Payments
                                 end of each time period                        from your Contract


                             1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.                 1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.

S&P 500(R)Equity            $1,243   $1,737   $2,241  $4,546                 $  443    $1,337   $2,241   $4,546
Index Fund

Nasdaq-100                   1,274    1,825   2,381    4,793                    474     1,425    2,381    4,793
Index(R)Fund

All-Cap                      1,298    1,894   2,491    4,985                    498     1,494    2,491    4,985
Growth Fund

Money Market                 1,223    1,678   2,146    4,377                    423     1,278    2,146    4,377
Fund


                                     Freedom

                           Regardless of whether you surrender your
                          Contract at the end of each time period or
                            if you start to take Income Payments

                           1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.

S&P 500(R)Equity          $   433  $1,307   $2,193  $4,462
Index Fund

Nasdaq-100                    463   1,395   2,334    4,711
Index(R)Fund

All-Cap                       488   1,465   2,445    4,905
Growth Fund

Money Market                  412   1,248   2,099    4,291
Fund


                                      Plus
                           (Issued after May 1, 2002)

                                                                                If you do not
                                                                                surrender your
                                                                                Contract or if you
                                                                                start to take
                                 If you surrender                               Income Payments
                               your Contract at the                             from your Contract
                               end of each time period

                           1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.              1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.

S&P 500(R)Equity            $1,586   $2,166   $2,907  $4,384            $    436 $1,316   $2,207  $4,384
Index Fund

Nasdaq-100                   1,617    2,254   3,048    4,636                 467  1,404    2,348    4,636
Index(R)Fund

All-Cap                      1,641    2,325   3,160    4,833                 491  1,475    2,460    4,833
Growth Fund

Money Market                 1,566    2,107   2,812    4,211                 416  1,257    2,112    4,211
Fund


                                      Plus
                           (Issued before May 1, 2002)

                                                                                If you do not
                                                                                surrender your
                                     If you surrender                           Contract or if you start to
                                  your Contract at the                          take Income Payments
                                 end of each time period                        from your Contract

                           1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.             1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.

S&P 500(R)Equity            $1,286   $1,866   $2,607  $4,384            $   436  $1,316   $2,207  $4,384
Index Fund

Nasdaq-100                   1,317    1,954   2,748    4,636                467   1,404   2,348    4,636
Index(R)Fund

All-Cap                      1,341    2,025   2,860    4,833                491   1,475   2,460    4,833
Growth Fund

Money Market                 1,266    1,807   2,512    4,211                416   1,257   2,112    4,211
Fund


                    Updated Information Concerning Sage Life

This supplements information regarding Sage Life previously sent to you. Additional information about the Company will be contained in your May 1, 2003 Prospectus.

The Company's statutory capital and surplus at December 31, 2002, stood at approximately $8.6 million, after making provision of approximately $12.7 million for certain non-recurring charges arising from the Company's decision to discontinue new business activities. These non-recurring reserves have been established in accordance with statutory accounting principles prescribed by the state of Delaware. They comprise $7.7 million for asset adequacy analysis liabilities related primarily to anticipated future run-off expenses projected to be incurred by the Company over the next twenty years and $5.0 million for involuntary termination benefits and other exit-related costs. By letter dated March 18, 2003, the Delaware Insurance Department approved the additional statutory reserves for future run-off expenses. Under accounting principles generally accepted in the United States, the Company's total stockholder equity at December 31, 2002 was approximately $21.9 million.

Given this decline in the Company's statutory-basis capital and surplus, then subject to obtaining requisite regulatory approvals, Swiss Re now has the right to exercise its option under the terms of the Preferred Stock Agreement to assume voting control of Sage Life Holdings. Swiss Re has not yet exercised, and has yet to indicate whether it would exercise, such an option. However, Swiss Re is working with the Company to develop and implement plans for the efficient and effective administration of existing Contract owner service obligations during run-off.

Officials in the Company Regulation Bureau of the Delaware Insurance Department, the Company's primary state regulator, have been made aware of these developments. Management also contacted officials in the Company Regulation Bureau of the Michigan Insurance Department to inform them that our statutory capital and surplus had fallen below $25 million, as committed to them, and of our capital-raising initiatives. The Michigan Insurance Department has not restricted the Company's license. Management continues to keep both the Insurance Departments of Delaware and Michigan apprised of the Company's financial condition.

Management maintains its belief that the Company has adequate capital resources to meet its Contract benefit and servicing obligations to existing Contract holders. Additionally, Contract holder investments are fully funded and held in a separate account and protected from the general creditors of the Company. The death benefit and other guaranteed rider features in the Company's products have been reinsured with highly-rated reinsurers.

The Company has substantially reduced its number of employees in recent months and further layoffs are planned.

Rating Agencies

Rating agencies periodically review the ratings they issue for any required changes. These ratings reflect the opinion of the rating agency as to the relative financial strength of the Company and its ability to meet its contractual obligations to its Contract owners.

The Company is rated "B++" (Very Good) by A.M. Best Co., representing a further downgrade, and the current rating remains under review with "negative implications." The Company is rated "BBB" (Good) by Fitch Ratings, also representing a further downgrade, and the Rating Watch is revised to "Evolving" from "Negative." These ratings have the following meanings:


o "B++" (Very Good) per A.M. Best Company: "Assigned to companies which have, in [A.M. Best Company's] opinion, a good ability to meet their ongoing obligations to policyholders."


o "BBB" (Good) per Fitch Ratings: "Insurers are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable."


Resignation of Outside Directors

In connection with the general business retrenchment of the Company, Mr. Paul C. Meyer, Mr. Richard D. Starr, Dr. Meyer Feldberg, Mr. John A. Benning, and Mr. Donald C. Waite, III (the "outside directors") resigned as directors of the Company as of April 16, 2003. The outside directors are not executives of the Company or of any of its affiliates. The Company is not required by federal securities or state insurance law to have independent or outside directors on its Board. Nevertheless, the change in the Board composition will be reported to the Delaware Insurance Department and other state insurance departments as required by their regulations. The consensus of the Board, including the outside directors, was that the resignation of the outside directors was in the best interest of the Company given the Company's run-off status and the resulting material cost savings to the Company.

New Address

Please note the Company's new address:

                   969 High Ridge Road, Suite #200
                   Stamford, CT  06905

Our  Customer  Service  Center  address  (P.O.  Box  290680,  Wethersfield,   CT
06129-0680) and phone number (877) 835-7243 remain the same.